TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Trade Payables And Other Current Liabilities
Disclosure of trade payables and other current liabilities

	06/30/2025	12/31/2024
Trade payables	24,494	24,552
Customer online wallets	8,059	8,697
Other current liabilities	6,065	7,211
Accruals	1,165	773
Total	39,783	41,233
Of which:
with related parties (Note 12)	3,931	3,958

Disclosure of other current liabilities

	06/30/2025	12/31/2024
Accrued salaries	779	1,744
Current tax liabilities	5,044	5,459
Others	242	8
Total	6,065	7,211